Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of cost of sales and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	06.30.2023	06.30.2022	06.30.2021
Inventories at the beginning of the year	13,118	6,972	20,090	56,892	97,707
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	2,265	-	2,265	32,221	32,384
Changes in the net realizable value of agricultural products after harvest	(2,536)	-	(2,536)	(4,307)	(2,085)
Additions	291	-	291	276	127
Currency translation adjustment	(385)	15	(370)	(8,888)	(24,100)
Transfers	-	(432)	(432)	-	(686)
Harvest	71,236	-	71,236	58,077	60,291
Acquisitions and classifications	38,459	31,356	69,815	63,997	39,150
Consume	(11,909)	-	(11,909)	(12,650)	(10,294)
Disposals due to sales	-	(693)	(693)	-	-
Deconsolidation	-	-	-	-	(16,658)
Expenses incurred	13,053	-	13,053	14,797	16,046
Inventories at the end of the year	(39,204)	(6,378)	(45,582)	(50,084)	(56,892)
Cost as of 06.30.23	84,388	30,840	115,228	-	-
Cost as of 06.30.22	124,173	26,158	-	150,331	-
Cost as of 06.30.21	111,806	23,184	-	-	134,990